Related parties (Detail 5) - UBS AG - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Receivables
Loans and advances to customers		$ 1,470	$ 1,255
Financial assets at fair value held for trading		76	180
Other financial assets measured at amortized cost		38	60
Payables
Customer deposits		3,324	2,314
Funding from UBS Group AG and its subsidiaries	[1],[2]	53,979	47,866
Other financial liabilities measured at amortized cost		1,820	1,829
Other financial liabilities designated at fair value	[3]	$ 1,375	$ 217

[1]	Represents funding from UBS Group AG to UBS AG.
[2]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.
[3]	Represents funding recognized from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.